UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4175

Dreyfus Cash Management (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/09

FORM N-Q

Item 1.	Schedule of Investments.

[INSERT SCHEDULE OF INVESTMENTS HERE]

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
April 30, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--49.3%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.65% - 2.00%, 6/4/09 - 7/8/09	1,005,000,000	1,005,039,392
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.90%, 5/13/09	700,000,000	700,002,328
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
1.05% - 1.10%, 5/7/09 - 6/8/09	1,700,000,000	1,700,000,000
Barclays Bank PLC (Yankee)
1.35% - 2.00%, 5/18/09 - 6/18/09	1,840,000,000	1,840,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.72%, 5/15/09	1,000,000,000	1,000,000,000
BNP Paribas (Yankee)
0.95% - 1.00%, 5/5/09 - 7/13/09	825,000,000	825,000,000
Calyon (Yankee)
0.95% - 1.20%, 6/2/09 - 7/2/09	1,450,000,000	1,450,000,000
Citibank (South Dakota) N.A., Sioux Falls
1.15% - 1.28%, 6/18/09 - 7/1/09	1,400,000,000	1,400,000,000
Credit Industriel et Commercial (Yankee)
1.00%, 7/28/09	200,000,000	200,004,877
Credit Suisse (Yankee)
1.42%, 7/9/09	200,000,000	200,000,000
DnB NOR Bank ASA (Yankee)
1.00%, 5/18/09	500,000,000 a	500,000,000
DZ Bank AG (Yankee)
0.95%, 7/7/09	500,000,000	500,000,000
Intesa Sanpaolo SpA (Yankee)
0.85%, 8/31/09	100,000,000	100,000,000
Lloyds TSB Bank PLC (Yankee)
0.98% - 1.48%, 7/6/09 - 7/31/09	1,555,000,000	1,555,002,834
Mizuho Corporate Bank (Yankee)
0.95%, 5/12/09 - 5/26/09	1,060,000,000	1,060,000,000
Natixis (Yankee)
1.10% - 1.50%, 7/1/09 - 7/31/09	1,475,000,000	1,475,000,000
Royal Bank of Scotland PLC (Yankee)
1.25% - 1.35%, 5/12/09 - 7/16/09	1,750,000,000	1,750,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
1.00% - 1.05%, 6/8/09 - 6/11/09	700,000,000	700,000,000
Societe Generale (Yankee)
0.77%, 9/1/09	450,000,000	450,000,000
State Street Bank and Trust Co.
0.95%, 5/20/09	150,000,000	150,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
1.15% - 1.16%, 5/5/09 - 5/22/09	300,000,000	300,000,000
UBS AG (Yankee)
0.50%, 5/18/09	1,000,000,000	1,000,000,000
Total Negotiable Bank Certificates of Deposit
(cost $19,860,049,431)		19,860,049,431

Commercial Paper--30.8%
Abbey National North America LLC
0.20%, 5/1/09	1,000,000,000	1,000,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico
1.00%, 5/6/09	100,000,000	99,986,111
Bank of Ireland
1.64% - 1.71%, 5/27/09 - 6/8/09	1,700,000,000 a	1,697,566,667
BNP Paribas Finance Inc.
0.18%, 5/1/09	500,000,000	500,000,000
CAFCO LLC
1.10%, 6/8/09	175,000,000 a	174,796,806
Calyon NA Inc.
0.88% - 1.20%, 5/4/09 - 7/13/09	235,000,000	234,917,544
Cancara Asset Securitisation Ltd.
1.05%, 5/14/09 - 5/18/09	629,000,000 a	628,726,504
CHARTA LLC
0.95% - 1.10%, 5/26/09 - 7/17/09	800,000,000 a	799,008,472
CIESCO LLC
1.10%, 6/2/09 - 6/4/09	250,000,000 a	249,749,444
Danske Corp., Inc.
1.00% - 1.05%, 5/22/09 - 6/10/09	1,800,000,000 a	1,798,450,278
DnB NOR Bank ASA
1.00%, 5/20/09	200,000,000 a	199,894,445
General Electric Co.
0.17% - 0.20%, 5/1/09	1,300,000,000	1,300,000,000
ING (US) Funding LLC
1.14%, 5/7/09 - 5/8/09	1,000,000,000	999,787,833
Lloyds TSB Bank PLC
1.11%, 7/7/09	150,000,000	149,690,125
Nordea North America Inc.
0.95% - 0.96%, 5/7/09 - 5/15/09	1,155,000,000	1,154,692,992
Sanpaolo IMI U.S. Financial Co.
0.99%, 5/18/09	500,000,000	499,766,250
Santander Central Hispano Finance (Delaware) Inc.
0.92%, 5/4/09	137,000,000	136,989,497
Societe Generale N.A. Inc.
0.75% - 1.03%, 5/8/09 - 9/4/09	750,000,000	748,879,903
Total Commercial Paper
(cost $12,372,902,871)		12,372,902,871
Corporate Notes--4.1%
Banc of America Securities
0.40%, 5/1/09	1,000,000,000	1,000,000,000
Banca Intesa SpA
0.96%, 5/13/09	250,000,000 b	250,000,000
Citigroup Funding Inc.
1.45%, 5/8/09	400,000,000 b	400,000,000
Total Corporate Notes
(cost $1,650,000,000)		1,650,000,000
U.S. Government Agency--2.5%
Federal Home Loan Mortgage Corp.
1.10%, 7/16/09

(cost $1,000,000,000)	1,000,000,000 [b,c]	1,000,000,000
Time Deposits--8.3%
Branch Banking & Trust Co. (Grand Cayman)
0.17%, 5/1/09	500,000,000	500,000,000
Commerzbank AG (Grand Cayman)
0.21%, 5/1/09	1,000,000,000	1,000,000,000
DZ Bank AG (Grand Cayman)
0.20%, 5/1/09	700,000,000	700,000,000
Regions Bank (Grand Cayman)
0.20%, 5/1/09	300,000,000	300,000,000
State Street Bank and Trust Co. (Grand Cayman)
0.12%, 5/1/09	447,000,000	447,000,000
Wells Fargo Bank, NA (Grand Cayman)
0.15%, 5/1/09	400,000,000	400,000,000
Total Time Deposits
(cost $3,347,000,000)		3,347,000,000
Repurchase Agreements--6.5%
Barclays Financial LLC
0.16%-0.19%, dated 4/30/09, due 5/1/09 in the amount
of $1,200,005,917 (fully collateralized by
$648,485,000 Federal National Mortgage Association,
1.184%-5.13%, due 8/5/10-12/18/17, value
$657,484,416, $90,956,000 Resolution Funding Corp.,
Strips, due 10/15/19, value $56,516,420, $98,542,900
U.S. Treasury Bonds, 6.625%, due 2/15/27, value
$132,289,194 and $355,106,400 U.S. Treasury Notes,
1.375%-3.875%, due 3/15/12-2/15/13, value
$377,710,914)	1,200,000,000	1,200,000,000
Deutsche Bank Securities
0.14%-0.15%, dated 4/30/09, due 5/1/09 in the amount
of $1,400,005,722 (fully collateralized by $42,000 Asian
Development Bank, 4.50%, due 9/4/12, value $44,762,
$1,717,000 Federal Farm Credit Bank, 4%-6.50%, due
1/20/16-12/3/27, value $1,760,006, $729,130,000 Federal
Home Loan Bank, 0%-5.15%, due 6/10/09-2/26/24, value
$736,339,269, $212,796,000 Federal Home Loan Mortgage
Corp., 0%-5.625%, due 5/11/09-5/4/37, value
$212,458,573, $673,000 Federal National Mortgage
Association, 5.25%, due 8/1/12, value $706,972, $10,000
Financing Corp., Strips, due 5/2/09, value $9,999,
$68,150,000 Resoulution Funding Corp., Strips, due
1/15/11-7/15/20, value $42,333,712, $227,000 Tennessee
Valley Authority, 4.375%-6.79%, due 5/23/12-1/15/38, value
$260,149, $25,581,600 U.S. Treasury Notes, 0.875%, due
1/31/11, value $25,642,516 and $703,921,200 U.S.
Treasury Strips, due 2/15/14-11/15/26, value $408,444,128)	1,400,000,000	1,400,000,000
Total Repurchase Agreements
(cost $2,600,000,000)		2,600,000,000
Total Investments (cost $40,829,952,302)	101.5%	40,829,952,302
Liabilities, Less Cash and Receivables	(1.5%)	(613,132,335)
Net Assets	100.0%	40,216,819,967

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $6,048,192,616 or 15.0% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	40,829,952,302
Level 3 - Significant Unobservable Inputs	0
Total	40,829,952,302

It is the fund’s policy to maintain a continuous net asset
value per share of $1.00; the fund has adopted certain
investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance,
however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued
at amortized cost in accordance with Rule 2a-7 of
the Act, which has been determined by the Board members
to represent the fair value of each fund’s investments.

Dreyfus Cash Management may enter
into repurchase agreements with financial institutions,
deemed to be creditworthy by the Manager, subject to the
seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price.
Securities purchased subject to repurchase agreements are
deposited with the funds’ custodians and, pursuant to the
terms of the repurchase agreement, must have an aggregate
market value greater than or equal to the repurchase price
plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price
plus accrued interest, the fund will require the seller to
deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller
defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and
may claim any resulting loss against the seller.

The fund has entered into a Guarantee Agreement with the United
States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for
Money Market Funds (the “Program”).
Under the Program, the Treasury guarantees the share price
of shares of the fund held by shareholders as of September
19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the
fund liquidates. Recovery under the Program is subject to
certain conditions and limitations.
Fund shares acquired by investors after September 19, 2008
that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund
shares acquired by investors who did not hold fund shares
at the close of business on September 19, 2008 are not eligible for protection under the Program.
The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program.
Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015%, .022% and
.023%, respectively, of the fund’s shares outstanding as of September 19,
2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 17, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)